Investment - Summary of Amounts of Financial Position and Income Statements of Profit or Loss of Joint Ventures (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Current assets	R$ 17,489,071	R$ 15,058,055
Non-current assets	18,761,091	16,137,417
Current liabilities	9,240,841	5,195,069
Non-current liabilities	17,099,056	16,165,228
Equity	9,910,265	9,835,175	R$ 9,800,029	R$ 9,624,038
Net revenue from sales and services	81,241,102	89,297,975	90,697,983
Net income (loss)	927,697	402,944	1,132,320
Uniao vopak [member]
Disclosure of joint ventures [line items]
Current assets	8,510	6,818
Non-current assets	9,796	9,182
Current liabilities	2,698	1,116
Non-current liabilities	140	200
Equity	15,468	14,684
Net revenue from sales and services	15,666	15,400	16,938
Costs, operating expenses and income	(14,408)	(12,083)	(13,154)
Net financial income and income and social contribution taxes	(474)	(577)	(1,084)
Net income (loss)	R$ 784	R$ 2,740	R$ 2,700
Number of shares or units held	29,995	29,995	29,995
% of capital held	50.00%	50.00%	50.00%
Rpr [member]
Disclosure of joint ventures [line items]
Current assets	R$ 291,720	R$ 428,880
Non-current assets	171,270	133,565
Current liabilities	363,388	418,289
Non-current liabilities	105,912	87,562
Equity	(6,310)	56,594
Net revenue from sales and services	1,455,668	2,156,432	R$ 2,092,548
Costs, operating expenses and income	(1,531,652)	(2,130,323)	(2,083,592)
Net financial income and income and social contribution taxes	10,361	6,237	(261)
Net income (loss)	R$ (65,623)	R$ 32,346	R$ 8,695
Number of shares or units held	5,078,888	5,078,888	5,078,888
% of capital held	33.00%	33.00%	33.00%
Connect car [member]
Disclosure of joint ventures [line items]
Current assets	R$ 161,371	R$ 159,972
Non-current assets	169,843	161,817
Current liabilities	168,854	155,542
Non-current liabilities	0	612
Equity	162,360	165,635
Net revenue from sales and services	91,096	80,387	R$ 57,506
Costs, operating expenses and income	(134,961)	(136,764)	(114,336)
Net financial income and income and social contribution taxes	589	3,234	19,343
Net income (loss)	R$ (43,276)	R$ (53,143)	R$ (37,487)
Number of shares or units held	248,768,000	228,768,000	193,768,000
% of capital held	50.00%	50.00%	50.00%
Navegantes Logística [member]
Disclosure of joint ventures [line items]
Current assets	R$ 24,691
Non-current assets	166,389
Current liabilities	8
Non-current liabilities	126,201
Equity	64,871
Net revenue from sales and services	0
Costs, operating expenses and income	(3,480)
Net financial income and income and social contribution taxes	(1,301)
Net income (loss)	R$ (4,781)
Number of shares or units held	22,298,195
% of capital held	33.00%
Nordeste Logística I [Member]
Disclosure of joint ventures [line items]
Current assets	R$ 972
Non-current assets	6,021
Current liabilities	4
Non-current liabilities	4,516
Equity	2,473
Net revenue from sales and services	0
Costs, operating expenses and income	(4,225)
Net financial income and income and social contribution taxes	0
Net income (loss)	R$ (4,226)
Number of shares or units held	681,637
% of capital held	33.00%
Nordeste Logística II [Member]
Disclosure of joint ventures [line items]
Current assets	R$ 18,531
Non-current assets	18,005
Current liabilities	5
Non-current liabilities	13,504
Equity	23,027
Net revenue from sales and services	0
Costs, operating expenses and income	(1,203)
Net financial income and income and social contribution taxes	0
Net income (loss)	R$ (1,203)
Number of shares or units held	3,933,265
% of capital held	33.00%
Nordeste Logística III [Member]
Disclosure of joint ventures [line items]
Current assets	R$ 21,513
Non-current assets	30,503
Current liabilities	6
Non-current liabilities	22,877
Equity	29,133
Net revenue from sales and services	0
Costs, operating expenses and income	1,878
Net financial income and income and social contribution taxes	0
Net income (loss)	R$ 1,878
Number of shares or units held	4,871,241
% of capital held	33.00%